GE Trademark License Agreement (Details) - GE Trademark License - Net [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
GE Trademark License	$ 12,000,000	$ 12,000,000	$ 12,000,000
Less: Impairment Charges
Less: Accumulated Amortization	(8,537,460)	(7,324,415)	(4,876,254)
GE Trademark License - net	$ 3,462,540	$ 4,675,585	$ 7,123,746